Derivative Instruments	6 Months Ended
Jun. 30, 2013
Derivative Instruments
10.	Derivative Instruments

The Partnership uses derivative instruments in accordance with its overall risk management policy. The Partnership has not designated these derivative instruments as hedges for accounting purposes.

Foreign Exchange Risk

In May 2012, concurrently with the issuance of NOK 700 million of senior unsecured bonds (see Note 7), the Partnership entered into a cross currency swap and pursuant to this swap the Partnership receives the principal amount in NOK on the maturity date of the swap in exchange for payment of a fixed U.S. Dollar amount. In addition, the cross currency swap exchanges a receipt of floating interest in NOK based on NIBOR plus a margin for a payment of U.S. Dollar fixed interest. The purpose of the cross currency swap is to economically hedge the foreign currency exposure on the payment of interest and principal of the Partnership’s NOK-denominated bond due in 2017 and to economically hedge the interest rate exposure. The following table reflects information relating to the cross currency swap as at June 30, 2013.

Fair Value /
					Carrying	Weighted-
Principal	Principal	Floating Rate Receivable			Amount of	Average
Amount	Amount	Reference		Fixed Rate	(Liability)	Remaining
NOK	$	Rate	Margin	Payable	$	Term (Years)
700,000	125,000	NIBOR	5.25%	6.88%	(11,677)	3.8

Interest Rate Risk

The Partnership enters into interest rate swaps which either exchange a receipt of floating interest for a payment of fixed interest or a payment of floating interest for a receipt of fixed interest to reduce the Partnership’s exposure to interest rate variability on its outstanding floating-rate debt and floating-rate restricted cash deposits. As at June 30, 2013, the Partnership was committed to the following interest rate swap agreements:

			Fair Value /
			Carrying	Weighted-
			Amount of	Average	Fixed
	Interest	Principal	Assets	Remaining	Interest
	Rate	Amount	(Liability)	Term	Rate
	Index	$	$	(years)	(%) (i)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swaps (ii)	LIBOR	408,143	(79,307)	23.6	4.9
U.S. Dollar-denominated interest rate swaps (ii)	LIBOR	200,083	(45,768)	5.7	6.2
U.S. Dollar-denominated interest rate swaps	LIBOR	90,000	(14,371)	5.2	4.9
U.S. Dollar-denominated interest rate swaps	LIBOR	100,000	(16,526)	3.5	5.3
U.S. Dollar-denominated interest rate swaps (iii)	LIBOR	200,000	(41,089)	15.5	5.2
LIBOR-Based Restricted Cash Deposit:
U.S. Dollar-denominated interest rate swaps (ii)	LIBOR	469,018	108,606	23.6	4.8
EURIBOR-Based Debt:
Euro-denominated interest rate swaps (iv)	EURIBOR	329,480	(31,387)	11.0	3.1

			(119,842)

(i)	Excludes the margins the Partnership pays on its floating-rate term loans, which, at June 30, 2013, ranged from 0.30% to 2.75%.
(ii)	Principal amount reduces quarterly.
(iii)	Principal amount reduces semi-annually.
(iv)	Principal amount reduces monthly to 70.1 million Euros ($91.2 million) by the maturity dates of the swap agreements.

As at June 30, 2013, the Partnership had multiple interest rate swaps governed by the same master agreement. Each of these master agreements provide for the net settlement of all swaps subject to that master agreement through a single payment in the event of default or termination of any one swap. The fair value of these interest rate swaps are presented on a gross basis in the Partnership’s consolidated balance sheets. As at June 30, 2013, these interest rate swaps had an aggregate fair value asset amount of $108.6 million and an aggregate fair value liability amount of $171.0 million.

Credit Risk

The Partnership is exposed to credit loss in the event of non-performance by the counterparties to the interest rate swap agreements. In order to minimize counterparty risk, the Partnership only enters into derivative transactions with counterparties that are rated A- or better by Standard & Poor’s or A3 or better by Moody’s at the time of the transactions. In addition, to the extent practical, interest rate swaps are entered into with different counterparties to reduce concentration risk.

Other Derivatives

In order to reduce the variability of its revenue, the Partnership has entered into an agreement with Teekay Corporation under which Teekay Corporation pays the Partnership any amounts payable to the charterer of the Toledo Spirit as a result of spot rates being below the fixed rate, and the Partnership pays Teekay Corporation any amounts payable to the Partnership by the charterer of the Toledo Spirit as a result of spot rates being in excess of the fixed rate. The fair value of the derivative asset at June 30, 2013 was $3.9 million (December 31, 2012 – an asset of $1.1 million).

The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Partnership’s consolidated balance sheets.

		Current			Current
		portion of			portion of
	Accounts	derivative	Derivative	Accrued	derivative	Derivative
	receivable	assets	assets	liabilities	liabilities	liabilities
As at June 30, 2013
Interest rate swap agreements	4,515	16,906	87,185	(10,824)	(69,389)	(148,235)
Cross currency swap agreement	—	—	—	(78)	(514)	(11,085)
Toledo Spirit time-charter derivative	—	1,400	2,500	—	—	—

	4,515	18,306	89,685	(10,902)	(69,903)	(159,320)

As at December 31, 2012
Interest rate swap agreements	4,513	16,927	144,247	(10,887)	(48,046)	(245,287)
Cross currency swap agreement	54	285	—	—	—	(2,962)
Toledo Spirit time-charter derivative	—	—	1,100	—	—	—

	4,567	17,212	145,347	(10,887)	(48,046)	(248,249)

Realized and unrealized gains (losses) relating to interest rate swap agreements and the Toledo Spirit time-charter derivative are recognized in earnings and reported in realized and unrealized gain (loss) on derivative instruments in the Partnership’s consolidated statements of income. The effect of the gain (loss) on these derivatives on the Partnership’s consolidated statements of income is as follows:

	Three Months Ended June 30,
	2013			2012
	Realized	Unrealized		Realized	Unrealized
	gains	gains		gains	gains
	(losses)	(losses)	Total	(losses)	(losses)	Total
Interest rate swap agreements	(9,496)	19,885	10,389	(9,284)	(8,855)	(18,139)
Toledo Spirit time-charter derivative	(23)	300	277	(6)	—	(6)

	(9,519)	20,185	10,666	(9,290)	(8,855)	(18,145)

	Six Months Ended June 30,
	2013			2012
	Realized	Unrealized		Realized	Unrealized
	gains	gains		gains	gains
	(losses)	(losses)	Total	(losses)	(losses)	Total
Interest rate swap agreements	(19,022)	18,626	(396)	(18,363)	(15,947)	(34,310)
Toledo Spirit time-charter derivative	(23)	2,800	2,777	(38)	300	262

	(19,045)	21,426	2,381	(18,401)	(15,647)	(34,048)

Unrealized and realized (losses) gains of the cross currency swap are recognized in earnings and reported in foreign currency exchange (loss) gain in the Partnership’s consolidated statements of income. For the three and six months ended June 30, 2013, unrealized losses of ($2.7) million and ($8.9) million, respectively, and realized losses of ($0.1) million and a nominal amount, respectively, were recognized in earnings. For the three and six months ended June 30, 2012, unrealized losses of ($10.3) million and realized gains of a nominal amount were recognized in earnings.